Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,311,999.45

Principal:
Principal Collections	$12,814,146.38
Prepayments in Full	$8,270,365.42
Liquidation Proceeds	$201,490.44
Recoveries	$68,080.89
Sub Total	$21,354,083.13
Collections	$22,666,082.58

Purchase Amounts:
Purchase Amounts Related to Principal	$289,635.69
Purchase Amounts Related to Interest	$1,635.20
Sub Total	$291,270.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,957,353.47

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$22,957,353.47
Servicing Fee	$304,971.97	$304,971.97	$0.00	$0.00	$22,652,381.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,652,381.50
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,652,381.50
Interest - Class A-3 Notes	$70,425.25	$70,425.25	$0.00	$0.00	$22,581,956.25
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$22,508,280.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,508,280.58
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$22,471,780.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,471,780.08
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$22,442,839.08
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,442,839.08
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$22,402,935.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,402,935.58
Regular Principal Payment	$21,130,306.11	$21,130,306.11	$0.00	$0.00	$1,272,629.47
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,272,629.47
Residual Released to Depositor	$0.00	$1,272,629.47	$0.00	$0.00	$0.00
Total		$22,957,353.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,130,306.11
Total					$21,130,306.11
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,130,306.11	$51.99	$70,425.25	$0.17	$21,200,731.36	$52.16
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$21,130,306.11	$15.75	$249,445.92	$0.19	$21,379,752.03	$15.94

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$148,263,681.18	0.3648221	$127,133,375.07	0.3128282
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$356,673,681.18	0.2658153	$335,543,375.07	0.2500677

Pool Information
Weighted Average APR	4.304%	4.312%
Weighted Average Remaining Term	31.94	31.14
Number of Receivables Outstanding	27,899	26,991
Pool Balance	$365,966,368.15	$344,206,091.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$356,673,681.18	$335,543,375.07
Pool Factor	0.2704568	0.2543755

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$8,662,716.32
Targeted Overcollateralization Amount	$8,662,716.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,662,716.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	29

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		90	$184,638.83
(Recoveries)		92	$68,080.89
Net Losses for Current Collection Period			$116,557.94
Cumulative Net Losses Last Collection Period			$5,892,203.82
Cumulative Net Losses for all Collection Periods			$6,008,761.76

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.15%	434	$7,390,958.71
61-90 Days Delinquent	0.25%	51	$846,531.16
91-120 Days Delinquent	0.08%	16	$289,155.57
Over 120 Days Delinquent	0.25%	46	$859,368.79
Total Delinquent Receivables	2.73%	547	$9,386,014.23

Repossession Inventory:
Repossessed in the Current Collection Period		22	$470,353.09
Total Repossessed Inventory		29	$612,667.55

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3875%
Preceding Collection Period			0.6016%
Current Collection Period			0.3939%
Three Month Average			0.4610%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3230%
Preceding Collection Period			0.3979%
Current Collection Period			0.4187%
Three Month Average			0.3798%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer